                                                             File No. 333-109743


                            As filed January 2, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]     Pre-Effective Amendment No.         _________

[X]     Post-Effective Amendment No.        ____1____
        (Check appropriate box or boxes)


                          Delaware Group Adviser Funds
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
--------------------------------------------------------------------------------
                        (Area Code and Telephone Number)


                 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)


  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Shares of beneficial interest, no par value, of Delaware Diversified Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

Part A, the definitive Proxy Statement/Prospectus dated November 17, 2003, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [File No. 333-109743] on November 17, 2003, and is incorporated herein by reference.

                                    Amendment
                              Dated January 2, 2004
                                       to
                           PROXY STATEMENT/PROSPECTUS
                             Dated November 17, 2003

                          Acquisition of the Assets of

                         DELAWARE STRATEGIC INCOME FUND
                    (a series of Delaware Group Income Funds)

                        By and in exchange for shares of

                        DELAWARE DIVERSIFIED INCOME FUND
                   (a series of Delaware Group Adviser Funds)

The information contained in the Proxy Statement/Prospectus dated November 17, 2003 of Delaware Diversified Income Fund is amended as follows:

The fifth paragraph, sixth paragraph (including the bullet points) and the seventh paragraph on page 1 of the Proxy Statement/Prospectus are replaced with the following:

         This Proxy Statement/Prospectus gives the information about Diversified Income Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated November 17, 2003 (as amended January 2, 2004), relating to this Proxy Statement/Prospectus containing more information about the Diversified Income Fund, the Strategic Income Fund and the proposed transaction has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

         The following documents are included with and considered a part of this Proxy Statement/ Prospectus, and are intended to provide you with information about the Diversified Income Fund.

            o The Prospectus of the Diversified Income Fund, dated December 31, 2003 (the "Diversified Income Fund Prospectus").

            o The Annual Report to Shareholders of the Diversified Income Fund for the fiscal year ended October 31, 2003 (the "Diversified Income Fund Annual Report").

The section entitled "What are the fees and expenses of each Fund and what might they be after the Transaction?" is replaced with the following:

What are the fees and expenses of each Fund and what might they be after the Transaction?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year. The Manager has contracted to waive its fees and/or pay expenses of the Diversified Income Fund for the period from January 1, 2004 through December 31, 2004 to the extent necessary to limit the total operating expenses of the Fund to the levels shown below. This arrangement will result in lower total operating expenses for the Diversified Income Fund after the Transaction.

                                          FEES AND EXPENSES FOR THE DIVERSIFIED INCOME FUND
                                                    AND THE STRATEGIC INCOME FUND

---------------------------------- ------------------------ ------------- ---------------------------- ---------------- ------------
Fund Names and Classes                  Maximum Sales          Maximum       Maximum Sales Load on         Redemption    Exchange
of Shares                              Load on Purchases        CDSC          Reinvested Dividends           Fees         Fees(4)
---------------------------------- ------------------------ ------------- ---------------------------- ---------------- ------------
Diversified Income Fund
as of October 31, 2003
   Class A                                  4.50%              None(1)              None                    None            None
   Class B                                  None               4.00%(2)             None                    None            None
   Class C                                  None               1.00%(3)             None                    None            None
   Class R                                  None                None                None                    None            None
   Institutional Class                      None                None                None                    None            None

Strategic Income Fund
as of July 30, 2003
   Class A                                  4.50%              None(1)              None                    None            None
   Class B                                  None               4.00%(2)             None                    None            None
   Class C                                  None               1.00%(3)             None                    None            None
   Class R                                  None                None                None                    None            None
   Institutional Class                      None                None                None                    None            None

                                                         OPERATING EXPENSES

---------------------------------- ----------------- ------------------- ------------- ------------------- -------------- ----------
                                                        Distributions                      Total Annual         Fee
Fund Names and Classes                Management         and Service        Other         Fund Operating     Waivers &       Net
of Shares                                Fees            (12b-1) Fee       Expenses          Expenses         Payments     Expenses
---------------------------------- ----------------- ------------------- ------------- ------------------- -------------- ----------
Diversified Income Fund after
Transaction
   Class A                              0.55%              0.30%(5)         0.38%            1.23%           (0.23%)(5),(6)   1.00%
   Class B                              0.55%              1.00%            0.38%            1.93%           (0.18%)(6)       1.75%
   Class C                              0.55%              1.00%            0.38%            1.93%           (0.18%)(6)       1.75%
   Class R                              0.55%              0.60%            0.38%            1.53%           (0.18%)(6)       1.35%
   Institutional Class                  0.55%               None            0.38%            0.93%           (0.18%)(6)       0.75%

Diversified Income Fund
as October 31, 2003
   Class A                              0.55%              0.30%(5)         0.75%            1.60%           (0.60%)(5),(6)   1.00%
   Class B                              0.55%              1.00%            0.75%            2.30%           (0.55%)(6)       1.75%
   Class C                              0.55%              1.00%            0.75%            2.30%           (0.55%)(6)       1.75%
   Class R                              0.55%              0.60%            0.75%            1.90%           (0.55%)(6)       1.35%
   Institutional Class                  0.55%               None            0.75%            1.30%           (0.55%)(6)       0.75%

Strategic Income Fund
as of July 30, 2003
   Class A                              0.65%              0.30%(7)         0.90%            1.85%          (0.00%)(7),(8)    1.85%
   Class B                              0.65%              1.00%            0.90%            2.55%           (0.00%)(8)       2.55%
   Class C                              0.65%              1.00%            0.90%            2.55%           (0.00%)(8)       2.55%
   Class R                              0.65%              0.60%            0.90%            2.15%           (0.00%)(8)       2.15%
   Institutional Class                  0.65%               None            0.90%            1.55%           (0.00%)(8)       1.55%

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge ("CDSC") will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5) Class A shares are subject to a maximum 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to an annual 12b-1 fee of 0.60%. The Fund's distributor has contracted to waive a portion of that 12b-1 fee paid by Class A shares through December 31, 2004 in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets.
(6) The investment manager has contracted to waive fees and pay expenses through December 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.
(7) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to an annual 12b-1 fee of 0.60%. The Fund's distributor has agreed to limit the 12b-1 fee paid by Class A shares through March 31, 2004 to no more than 0.25% of average daily net assets.
(8) The investment manager has agreed to waive fees and pay expenses through March 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

 ----------------------------------------------------------------------------------------------------------------------
                Fund operating expenses including voluntary expense caps in place through March 31, 2004.
 ----------------------------------------------------------------------------------------------------------------------
 Fund Name and Classes of                 Management        Distributions and       Other        Total Annual Fund
 Shares                                     Fees          Service (12b-1) Fees     Expenses      Operating Expenses
 ------------------------------------- ---------------- ------------------------- ------------ ------------------------
 Strategic Income Fund
    Class A                                 0.00%                0.25%(7)            0.75%              1.00%
    Class B                                 0.00%                1.00%               0.75%              1.75%
    Class C                                 0.00%                1.00%               0.75%              1.75%
    Class R                                 0.00%                0.60%               0.75%              1.35%
    Institutional Class                     0.00%                 none               0.75%              0.75%

Examples:

         The following Examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Diversified Income Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year. These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                                             1 Year          3 Years          5 Years       10 Years(2)
                                             ------          -------          -------       -----------
Diversified Income Fund
after Transaction(1)
   Class A                                     $547             $801           $1,074          $1,852
   Class B                                     $178             $589           $1,025          $2,057
   Class B (if redeemed)                       $578             $814           $1,175          $2,057
   Class C                                     $178             $589           $1,025          $2,239
   Class C (if redeemed)                       $278             $589           $1,025          $2,239
   Class R                                     $137             $466             $817          $1,808
   Institutional Class                          $77             $278             $497          $1,127

                                             1 Year          3 Years          5 Years       10 Years(2)
                                             ------          -------          -------       -----------
Strategic Income Fund(3)
   Class A                                     $629           $1,006           $1,406          $2,522
   Class B                                     $258             $793           $1,355          $2,714
   Class B (if redeemed)                       $658           $1,019           $1,505          $2,714
   Class C                                     $258             $793           $1,355          $2,885
   Class C (if redeemed)                       $358             $793           $1,355          $2,885
   Class R                                     $218             $673           $1,154          $2,483
   Institutional Class                         $158             $490             $845          $1,845

(1) The Diversified Income Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one year contractual period and total operating expenses without expense waivers for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.
(3) The Strategic Income Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap.

The first paragraph of the section entitled "INFORMATION ABOUT THE DIVERSIFIED INCOME FUND" on page 17 of the of the Proxy Statement/Prospectus is replaced with the following:

         Information about the Diversified Income Fund is included in the Diversified Income Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus. Additional information about the Diversified Income Fund is included in its Statement of Additional Information dated December 31, 2003 and the Statement of Additional Information dated November 17, 2003 (as amended January 2, 2004) relating to this Proxy Statement/ Prospectus, each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Acquiring Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

The information in the section entitled "OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/ PROSPECTUS" on page 21 of the of the Proxy Statement/Prospectus is replaced with the following:

         o Prospectuses of the Diversified Income Fund dated December 31, 2003, as previously filed via EDGAR, are incorporated into this filing by reference herein to Post-Effective Amendment No. 22 filed December 30, 2003.

         o Annual Report to Shareholders of the Diversified Income Fund for the fiscal year ended October 31, 2003 as previously filed via EDGAR is incorporated herein by reference to Form N-CSR filed December 29, 2003.

                                     PART B

The Statement of Additional Information dated November 17, 2003 that was filed on Form N-14 under the Securities Act of 1933, as amended [File No. 333-109743] on October 16, 2003, is incorporated herein by reference.

                                    Amendment
                              Dated January 2, 2004
                                       to
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE GROUP ADVISER FUNDS
                             Dated November 17, 2003

                          Acquisition of the Assets of

                         DELAWARE STRATEGIC INCOME FUND
                    (a series of Delaware Group Income Funds)

                        By and in exchange for shares of

                        DELAWARE DIVERSIFIED INCOME FUND
                   (a series of Delaware Group Adviser Funds)

The information contained in the Statement of Additional Information ("SAI") dated November 17, 2003 of Delaware Diversified Income Fund is amended as follows:

Enumerated paragraph (1) on the first page of the SAI is replaced with the following:

1. Statement of Additional Information of Delaware Diversified Income Fund, dated December 31, 2003 as previously filed via EDGAR is incorporated herein by reference to Post-Effective Amendment No. 22 filed December 30, 2003 and will be mailed to any Shareholder who requests this SAI.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification. Article VI of the By-Laws is incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed registration statement on Form N-1A indicated below, except Exhibits 4(a), 7(a), 7(b), 9(a)(ii), 9(b)(ii), 12(a),
         13(a)(iii), 13(b)(i), 14(a), 16(a) and 17(b), which were filed as exhibits to Registrant's filing on Form N-14 filed October 16, 2003 [File No. 333-109743]:

         (1) Copies of the charter of the Registrant as now in effect;

             (a) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

             (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

             (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

             Not Applicable.

         (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

             (a) Form of Agreement and Plan of Reorganization, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

         (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

             (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

             (b) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

             (a) Executed Investment Management Agreement (November 23, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of Delaware U.S. Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 16 filed March 1, 2001.

             (b) Executed Amendment No. 1 (June 28, 2002) to Exhibit A of the Investment Management Agreement (November 23, 1999) between the Registrant and Delaware Management Company (a series of Delaware Management Business Trust) adding Delaware Diversified Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

             (c) Form of Sub-Advisory Agreement (June 2002) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of Delaware Diversified Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

         (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

             (a) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Class, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

             (b) Form of Second Amended and Restated Financial Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

             (c) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

             (d) Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

             (e) Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

             (f) Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

         (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                           Not Applicable.

         (9)  Copies of all custodian agreements and depository contracts under
              Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

              (a) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 27, 1997 and Post-Effective Amendment No. 8 filed December 23, 1997.

                    (i) Executed Amendment (July 1, 2001) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                    (ii)    Executed Amendment No. 1 to Schedule A (July 17,
                            2003) of the Custodian Agreement between JPMorgan Chase Bank and the Registrant, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

              (b) Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 16 filed March 1, 2001.

                    (i) Executed Amendment (October 1, 2002) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

                    (ii)    Executed Amendment No. 1 to Schedule A (July 17,
                            2003) of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

         (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

              (a) Plan under Rule 12b-1 for A Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

              (b) Plan under Rule 12b-1 for B Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

              (c) Plan under Rule 12b-1 for C Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

              (d) Plan under Rule 12b-1 for R Class (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 30, 2003.

              (e) Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 30, 2003.


         (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                    To be filed by amendment.

         (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

              (a) Form of Opinion and Consent of Counsel of Tax Matters, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

         (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

              (a) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

                    (i) Executed Amended Schedule A (June 28, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

                    (ii) Executed Schedule B (May 16, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                    (iii) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

              (b) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 27, 1997.

                    (i) Executed Amendment No. 27 (October 1, 2003) to Schedule A of Delaware Family of Funds Fund Accounting Agreement.

                    (ii) Executed Schedule B (May 16, 2002) to the Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

         (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

              (a) Consent of Ernst & Young LLP, independent auditors, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

         (15) All financial statements omitted pursuant to Item 14(a)(1);

                           Not Applicable.

         (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

              (a) Power of Attorney, incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

         (17) Any additional exhibits which the Registrant may wish to file.

              (a) Codes of Ethics for Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

              (b) Codes of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P., incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

              (c) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 30, 2003.

Item 17. Undertakings.
         ------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 29th day of December, 2003.

                                                    DELAWARE GROUP ADVISER FUNDS

                                                    By:    Jude T. Driscoll
                                                       -------------------------
                                                           Jude T. Driscoll
                                                               Chairman


         As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

                 Signature                                      Title                                         Date
-------------------------------------          ------------------------------------------                -----------------
Jude T. Driscoll                               Chairman (Principal Executive Officer) and                December 29, 2003
------------------------------------           Trustee
Jude T. Driscoll

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
Walter P. Babich

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
John H. Durham

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
John A. Fry

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
Anthony D. Knerr

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
Ann R. Leven

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
Thomas F. Madison

                                    *          Trustee                                                   December 29, 2003
-------------------------------------
Janet L. Yeomans

                                    *          Executive Vice President/Chief Financial                  December 29, 2003
-------------------------------------          Officer (Principal Accounting Officer)
Joseph H. Hastings

                                                    * By: Jude T. Driscoll
                                                         -------------------------
                                                            Jude T. Driscoll
                                                        as Attorney-in-Fact for
                                                     each of the persons indicated